Segment Information - Schedule of Income Before Income Taxes (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		$ 14,243,015	$ 14,100,758	$ 13,009,507
Depreciation and amortization		(389,535)	(392,186)	(382,119)
Interest expense		(541,045)	(639,705)	(827,812)
Interest income		34,090	22,818	45,056
(Loss) gain in valuation of DFI		(108,846)	156,766	(32,591)
Foreign exchange gain (loss), net		80,073	(45,305)	(106,847)
Income before income taxes		1,721,785	1,180,782	1,416,587
EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		14,243,015	14,100,758	13,009,507
(=) EBITDA	[1]	2,647,048	2,078,394	2,720,900
BWM [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		5,688,659	5,991,834	5,726,608
Interest expense		(882,432)	(903,431)	(941,781)
Interest income		2,087	10,956	10,033
Foreign exchange gain (loss), net		68,247	(40,792)	(110,103)
BWM [Member] | EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		5,688,659	5,991,834	5,726,608
(=) EBITDA		1,100,036	1,296,538	1,434,501
JAFRA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		8,554,356	8,108,924	7,282,899
Interest expense		(38,934)	(34,088)	(33,581)
Interest income		412,324	309,676	182,573
Foreign exchange gain (loss), net		11,826	(4,513)	3,256
JAFRA [Member] | EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		8,554,356	8,108,924	7,282,899
(=) EBITDA		$ 1,547,012	$ 781,856	$ 1,286,399

[1]	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes. The CODM reviews segment profitability on EBITDA and in 2024 the Adjusted EBITDA basis. EBITDA is the Company’s single measure of segment profitability. In 2024, the adjusted EBITDA is made up of adding unusual items: (+) the impairment of assets held for sale, (+) other expenses by selling of properties. which is shown in the Company’s annual report.